Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Payables transactions with related parties

i).      Balances and transactions with related parties

	December 31, 2025		December 31, 2024
	Receivables	Payables	Receivables	Payables
Banking Issuances (a)
UOL Cursos Tec. Ed. Ltda.	—	313,387	—	206,811
UOL	—	175,341	—	168,117
OFL Participações S.A.	—	126,132	—	615,057
Ingresso.com Ltda	—	102,094	—	69,419
Qulture Informática S.A.	—	11,346	—	—
Everymind Cons.Sist. LTDA	—	—	—	1,557
	—	728,299	—	1,060,961
Other transactions and services
UOL - sales of services (b)	—	20,397	—	18,693
Compasso.UOL Informática Ltda.- sales of services (b)	—	11,661	—	17,982
Compasso UOL Tecnologia - sales of services (b)	—	481	—	2,648
Invillia Desenvolvimento de produtos Digitais Ltda - sales of services (b)	—	—	—	13,909
UOL - shared service costs (c)	—	12,151	—	9,853
Digital Services UOL S.A. - borrowing (d)	25,902	—	31,849	—
Others	—	7,410	—	7,200
	25,902	52,099	31,849	70,285

Current	10,102	321,282	9,082	116,383
Non - current	15,800	459,116	22,767	1,014,863

(a)      Certificate of Deposits (CD) acquired by related parties from BancoSeguro with interest rate between 103% to 106% (104% to 106% on December 31, 2024) per year of CDI. The maturity analysis is as follows:

	December 31, 2025	December 31, 2024
Due within 31 to 120 days	8,930	—
Due within 121 to 180 days	10,716	—
Due within 181 to 360 days	249,536	46,098
Due to more than 360 days	459,117	1,014,863
	728,299	1,060,961

(b)      Sales of services refer mainly to the purchase of advertising services from UOL, colocation, development of software and cloud services acquired from other entities within the Uol Group. Invillia was incorporated by Compass UOL Tecnologia in April, 2025.

(c)      Shared services costs mainly related to payroll costs that are incurred by the parent Group UOL and are charged to PagSeguro Group.

(d)      This receivable refers to borrowing made from Biva Sec with interest rate of 100% of CDI plus 2.5% per year

Revenue expense transactions with related parties

ii).     Revenue and expense from transactions with related parties

	For the year ended December 31,
	2025		2024		2023
	Revenue	Expense	Revenue	Expense	Revenue	Expense
Banking Issuances (a)
OFL Participações S.A.	—	54,099	—	24,944	—	—
UOL Cursos Tec. Ed. Ltda.	—	35,303	—	—	—	323
Universo Online S.A.	—	26,693	—	24,088	—	22,173
Ingresso.com Ltda	—	11,421	—	4,342	—	2,439
Qulture Informática S.A.	—	346	—	—	—	—
Everymind Cons.Sist. LTDA	—	16	—	57	—	—
Web Jump Desing em Informática Ltda	—	—	—	707	—	1,232
Invillia Holding Ltda	—	—	—	144	—	358
Invillia Desenvolvimento de produtos Digitais Ltda	—	—	—	2,298	—	5,706
UOL Cursos Tec. Ed. Ltda.	—	—	—	14,808	—	10,285
	—	127,878	—	71,388	—	42,516
Other transactions and services
Compasso UOL S.A.- sales of services (b)	—	161,701	—	170,108	—	147,850
Universo Online S.A. - sales of services (b)	3,578	116,266	3,295	108,650	3,134	68,815
Compasso Tecnologia Ltda. - sales of services (b)	—	11,233	—	5,004	—	7,850
EDGE.UOL Tecnologia Ltda. - sales of services (b)	—	7,182	—	1,734	—	2,220
Invillia Desenvolvimento de produtos Digitais Ltda - sales of services (b)	—	—	—	809	—	5,619
UOL - shared service costs (c)	—	127,913	—	108,835	—	98,525
Digital Services UOL S.A. - borrowing (d)	3,818	—	4,146	—	2,194	—
Others	1,058	8,395	994	8,144	923	7,298
	8,453	432,690	8,435	403,284	6,251	338,177

(a)       Expenses are related to Certificate of Deposits (CD) from BancoSeguro.

(b)       Sales of services are related to advertising services from UOL; revenue is related to intermediation fee and expenses related to colocation and cloud services, acquired from other entities within the Uol Group.

(c)       Shared services costs mainly related to payroll costs sharing that are incurred by the parent Group UOL and are charged to PagSeguro Group. Such costs are included in administrative expenses.

(d)       Revenue refers to borrowing made from Biva Sec with interest rate of 100% of CDI plus 2.5% per year.